Segmented Information	12 Months Ended
Dec. 31, 2012
Segmented Information
Segmented Information

20.                               Segmented Information

The Company operates exclusively in the biotech sector. The Company’s business is considered as operating in one segment based upon the Company’s organizational structure, the way in which the operation is managed and evaluated, the availability of separate financial results and materiality considerations. All revenues are generated in China. Total long-lived assets of $81,233,297 (December 31, 2011 - $76,964,135) including land use right, property, plant and equipment and license and permits are all located in mainland China. The Company’s total assets by geographic location are as follows:

	December 31, 2012	December 31, 2011
Assets
Mainland China	$164,174,148	$170,662,019
Hong Kong	44,589,119	45,246,110
Total	$208,763,267	$215,908,129

The Company’s revenues by product are as follows:

	2012	2011	2010
Sales
Inactivated hepatitis vaccines	$39,951,471	$26,939,386	$16,200,844
Influenza vaccines	9,191,432	29,902,506	17,200,582
Others	73,408
Total	$49,216,311	$56,841,892	$33,401,426

There were no sales of H1N1 and H5N1 vaccines in 2012 (2011 — 24.6% and 13.7% of the sales, respectively, 2010 — 21.5% and 7.2% of the sales, respectively). The H1N1 and H5N1 vaccines were all sold to the Chinese government. The Company’s sales of H1N1 and H5N1 vaccines are dependent on government stockpiling purchases. Loss of such government stockpiling purchases would have a material adverse effect on the Company’s total sales.

The Company’s revenues are attributed to geographic locations as follows:

	2012	2011	2010
Sales
Mainland China	$48,198,668	$56,407,130	$32,981,974
Foreign countries	1,017,643	434,762	419,452
Total	$49,216,311	$56,841,892	$33,401,426